Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
11.	Commitments and Contingencies

Operating Leases

The Company leases laboratory and office space in Cambridge, MA. The Company also leases a vivarium and storage space in Cambridge, MA. All leases expire January 31, 2021. The future minimum rental payments under the leases as of June 30, 2020 are as follows:

Amount
Year Ending December 31,
2020	$962
2021	160

$1,122

Rental expense was $0.5 million and $0.5 million for the three months ended June 30, 2020 and 2019, respectively, and $1.0 million and $0.9 million for the six months ended June 30, 2020 and 2019, respectively.

11.	Commitments

Operating Leases

The Company leased office space in Hanover, NH until the lease was assigned to a third party on February 1, 2018. The Company currently leases laboratory and office space in Cambridge, MA. The Company also leases a vivarium and storage space in Cambridge, MA which was extended in June 2019 through January 2021.

All leases expire between January 31, 2020 and January 31, 2021. The future minimum rental payments under the leases as of December 31, 2019 are as follows (in thousands):

Amount
Year Ending December 31,
2020	$302
2021	13

$315

In addition, the Company subleased one of its facilities in Cambridge, Massachusetts to an unrelated third party beginning on October 21, 2017 and expired at the end of the original lease term on December 31, 2018. The Company received approximately $ 0.5 million in annual sublease rental income for the year ended December 31, 2018. Rental expense is recorded as an operating expense within both research and development and general and administrative expenses. Rental expense for the years ended December 31, 2019 and 2018 was $ 1.8 million and $1.8 million, respectively.

The sublease on the Company’s main facility was set to expire on January 31, 2020. In January 2020, the sublease was extended. Refer to Note 16.